Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Table of Derivative Financial Liabilities FVTPL

	December 31, 2021 (*)	December 31, 2020 (*)
Foreign Currency Forwards	314,215	284,818

TOTAL	314,215	284,818

(*)	The notional amounts are disclosed in note 9.2